FINANCE LEASES	12 Months Ended
Dec. 31, 2017
Presentation of leases for lessee [abstract]
FINANCE LEASES
20. FINANCE LEASES
Finance leases and other loans at December 31, 2017 and 2016 include the obligations of the Company under various equipment and vehicle finance leases; the finance leases expire between January 31, 2018 and December 31, 2021 and reflect interest between 2.97% and 4.95%. The Company has the option to purchase the equipment and vehicles leased at the end of the terms of the leases, for a nominal amount. The Company’s obligations under finance leases are secured by the lessor’s title to the leased assets.

The following schedule outlines the total minimum payments due for the finance lease obligations over their remaining terms as at December 31, 2017 and 2016:

	Year ended December 31, 2017	Year ended December 31, 2016
Not later than one year	$17,570	$13,531
Later than one year and not later than five years	23,031	15,947
Less: Future finance charges	(2,026)	(1,444)
Present value of minimum lease payments	$38,575	$28,034
Less: Current portion	(16,358)	(12,877)
Non-current portion	$22,217	$15,157

Lease facilities
The Company has credit facilities for a maximum of $70,925 (C$54,549 and A$35,000, respectively) which are comprised entirely of equipment lease facilities. The amounts financed under the lease facilities are secured with the equipment under the respective lease facilities. The fair value of the finance leases as at December 31, 2017, was $38,686 (December 31, 2016 - $26,777), which has been determined using the contractual market cash flows and market rates of interest between 3.65% and 4.77% (December 31, 2016 - range of 3.15% - 4.15%).
At December 31, 2017, $36,829 was drawn under the (C$30,864 and A$15,579) lease facilities (December 31, 2016 - C$10,834). Amounts drawn under the equipment lease facilities are subject to separate lease agreements with a maximum term of 48 months and interest rates which are variable depending on when the finance leases are entered into; all obligations under these agreements are included in the finance lease liability at December 31, 2017 and 2016.